Trade and other receivables - non-current	6 Months Ended
Dec. 31, 2022
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Trade and other receivables - non-current	Note 11. Trade and other receivables - non-current

	Consolidated
	December	June
	2022	2022
	$	$
GBM Agile deposit	3,672,325	7,257,947
Corporate credit card deposit	42,923	42,923

	3,715,248	7,300,870